The tax will be determined according to the following scale: (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%	30.00%	30.00%
Tax member
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Tax member | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	$ 0
Tax member | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	$ 5
Tax1 member
IfrsStatementLineItems [Line Items]
Applicable tax rate	30.00%
Amount to be paid	$ 1,250,000
Tax1 member | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	50
Tax2 member
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	$ 50
Applicable tax rate	35.00%
Amount to be paid	$ 14,750,000